Exhibit 99.6 Schedule 4

Rating Agency Grades
Run Date - 10/23/2023 10:57:57 AM
	LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
ID	Evolve Loan ID	Customer Loan ID	Seller Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
900000019	xx	xx	xx	xx	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000119	xx	xx	xx	xx	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
900000090	xx	xx	xx	xx	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A